Summary of Significant Accounting Policies - Summary of Common Stock Issued and Outstanding (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares issued	69,808,711
Common stock, shares outstanding	58,221,211
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares issued	11,242,887	0
Common stock, shares outstanding	9,655,387	0
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class V Voting Stock
Class of Stock [Line Items]
Common stock, shares issued	58,565,824
Common stock, shares outstanding	48,565,824